Note 17 - Acquisition/Sales of Assets and Interests	12 Months Ended
Dec. 31, 2010
Domestic and International Acquisitions [Abstract]
Note 17 - Domestic and International Acquisitions [Text Block]

17. Acquisition/Sales of Assets and Interests

a) Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. In accordance with Codification Topic 350 -Goodwill and Other Intangible Assets ("ASC 350"), the Corporation's goodwill is not amortized, but is tested for impairment at a reporting unit level, which is an operating segment or one level below an operating segment. The Company conducts its annual goodwill impairment review in the fourth quarter of each year and whenever events and changes in circumstances suggest that the carrying amount may not be recoverable.

Goodwill impairment encompasses a two step approach. In the first step the Company compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value is lower than the carrying amount including goodwill, there is an indication of impairment loss that is measured by performing the second step. In the second step, the estimated fair value from the first step is used as the purchase price in a hypothetical acquisition of the reporting unit. Purchase business combination accounting rules are followed to determine a hypothetical purchase price allocation to the reporting unit's assets and liabilities. The residual amount of goodwill that results from this hypothetical purchase price allocation is compared to the recorded amount of goodwill for the reporting unit, and the recorded amount is written down to the hypothetical amount, if lower.

Change in the balance of goodwill for the years ended December 31, 2010 and 2009:

Balance as of December 31, 2008	118
Cumulative translation adjustment	21
Balance as of December 31, 2009	139
Acquisitions in Chile	49
Cumulative translation adjustment	4
Balance as of December 31, 2010	192

b) Business combinations

  Acquisition of distribution interests in Chile

On April 30, 2009, Petrobras, through its wholly owned subsidiaries Petrobras Venezuela Investments & Services B.V. e Petrobras Participaciones, S.L., located in the Netherlands and Spain, respectively, concluded the process for the acquisition of the distribution and logistics businesses of ExxonMobil in Chile, with the payment of US$463, net of the cash and cash equivalents of the purchased companies. During 2010, the Company recorded goodwill of US$49 after concluding fair value assessment of the distribution and logistics business acquired in Chile. Due to immateriality, proforma information has not been presented.

On December 1, 2009 Petrobras acquired Chevron Chile S.A.C, which produces and sells lubricants of the Texaco brand in Chile, for approximately US$14.

  Increase of interest in the capital of Breitener Energética S.A.

On December 31, 2009, Petrobras had 30% of the capital of Breitener Energética S.A., a company established for the purpose of generating electric power, located in the city of Manaus, in the state of Amazonas. On February 12, 2010, Petrobras obtained control of Breitener by acquiring an additional 35% of interest for US$2. As a result of the acquisition, Petrobras has 65% of interest in Breitener Energética S.A. Due to immateriality, proforma information has not been presented.

c) Acquisition of affiliated companies

  Acquisitions in the Biofuel Segments

In 2009 and 2010, Petrobras acquired interest in companies of the biofuel segment, as follows:

Date of the acquisition	Company	% of shares	Value of the acquisition - US$ million

December 8, 2009	BSBios Marialva Indústria e Comércio	50	32
August 24, 2010	Bioóleo Industrial e Comercial	50	11
November 1, 2010	Nova Fronteira Bioenergia S.A.	37.05	155
January 18, 2010	Total Agroindústria Canavieira S.A.	40.37	79
May 14, 2010	Açúcar Guarani S.A.	45.7	380

  Brasil Carbonos S.A.

On December 22, 2010, the Company acquired 49% of the total shares of Brasil Carbonos S.A from the Unimetal Group for the amount of US$ 27. In the evaluation of the fair value of the net assets acquired, a surplus value of US$ 17 was identified in the property, plant and equipment.

  Investment agreement between Petrobras, Petroquisa, Braskem, Odebrecht and Unipar

On January 22, 2010, Petrobras and Odebrecht and Unipar entered into an agreement to consolidate all its petrochemical interests into Braskem, which was concluded on December 27, 2010, through the following transactions:

In April 2010, Petrobras contributed to Braskem approximately US$1,388, through an affiliate, as a result of a private subscription.

On April 27, 2010, Braskem acquired from Unipar 60% of Quattor Participações and, on May 10, 2010, 100% of Unipar Comercial and 33.33% of Polibutenos.

On June 18, 2010, shares representing 40% of interest in Quattor Participações S.A. held by Petrobras were exchanged by 18,000,087 new common shares issued by Braskem. The exchange was accounted for in accordance with ASC 860 "Transfers and Servicing", based on the fair value of the interest received from Braskem at the date of the transaction. As a result of the transaction a loss of US$226, net of tax, was recognized.

On August 17, 2010, Braskem transferred 1,515,433 of its preferred shares held by Odebrecht to the Company, for a nominal amount in order to accomplish the terms of the agreement.

On August 30, 2010, shares representing 10% of interest in Rio Polímeros S.A. held by Petrobras were exchanged into 1,280,132 new preferred shares issued by Braskem. The exchange was accounted for in accordance with ASC 860 "Transfers and Servicing", based on the fair value of the interest received from Braskem at the date of the transaction. As a result of the transaction a loss of US$ 46, net of tax, was recognized.

On December 27, 2010, the incorporation of the shares of Quattor Petroquímica into Braskem was concluded.

As a result of the abovementioned transactions, Petrobras increased its interest in Braskem from 25.41% to 36.1% throughout 2010.

d) Acquisition of minority interest

  Sale option of the Pasadena refinery by Astra

In a decision reached on April 10, 2009, in the existing arbitration process between Petrobras America Inc - PAI and others and Astra Oil Trading NV - ASTRA and others, the exercise of the put option by ASTRA with respect to PAI, of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI"), was considered valid.

According to the decision reached, the consideration to acquire the remaining shareholding interest in the refinery and in the trading company in Pasadena was fixed at US$466.

In March 2009, a loss was recognized in the amount of US$147, corresponding to the difference between the fair value of the net assets and the value defined by the arbitration panel. As a result of this decision, the Company recorded a charge of US$289 in Additional Paid in Capital due to the acquisition of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI").

There are still judicial proceedings ongoing asking for indemnifications by both parties and others revindications.

  Sale option of the Nansei Sekiyu refinery

On April 1, 2010 the Sumitomo Corporation announced its interest in exercising the right of sale to Petrobras, through its wholly owned subsidiary Petrobras Internacional Braspetro B.V., "PIBBV", of 12.5% of the shares of the capital of the Nansei Sekiyu K.K. refinery (Nansei). The remaining shares (87.5%) are already owned by PIBBV since 2008.

The share purchase agreement was signed on September 29, 2010, and on October 20, 2010 the payment was made in the amount equivalent to US$29 (R$48,843 thousand -JPY 2,365,268 thousand ), through the delivery of the shares.

As a result of the exercise of the right of sale by Sumitomo Corporation, a loss was recognized in the amount of US$10 corresponding to the difference between the fair value of the shares and the estimated purchase price.

  Acquisition of a shareholding interest in Refinaria Alberto Pasqualini S.A. - REFAP

On December 14, 2010 Downstream Participações Ltda signed the Agreement for Purchase and Sale of Shares with Repsol YPF for acquisition of 30% of the capital of Refinaria Alberto Pasqualini S.A. (Refap) for US$350. This transaction with minority shareholders resulted in a decrease of US$71 in the net equity attributable to the Company's shareholders, as an additional paid in capital.

With this acquisition, Downstream holds 100% of the control of the shares of Refap. Repsol had acquired a 30% interest in 2001, as a result of an exchange of assets made between the companies.

  Specific purpose entities

In 2009 and 2010 Petrobras exercised options to acquire all the shares from non-controlling owners of certain Variable Interest Entities, which were previously consolidated. In accordance with ASC 810, these acquisitions were accounted for in additional paid in capital.

			% of shares		Additional paid in capital
Date of option	Project	Corporate name of the SPE	2009	2010	2009	2010

04/30/2009	Marlim	Marlim Participações S.A	100%
12/11/2009	CLEP	Companhia Locadora de
		Equipamentos Petrolíferos	100%		983
12/30/2009	NovaMarlim	NovaMarlim Participações S.A.	43.43%	56.57%	13	1
03/16/2010	Cabuínas	Cayman Cabiúnnas Investment
		Co. Ltd.		100%
08/05/2010	Amazônia	Transportadora Urucu Manaus
		S.A - TUM		100%		99
09/01/2010	Barracuda &	Barracuda & Caratinga Holding
	Caratinga	Company B.V.		100%		(572)
					996	(472)

e) Sale of assets and other information

  Sale of the San Lorenzo refinery and part of the distribution network in Argentina

On May 4, 2010, Petrobras Argentina S.A. (formerly Petrobras Energia S.A.) approved the terms and conditions of the agreement for the sale to Oil Combustibles S.A. of refining and distribution assets in Argentina. The deal comprises a refinery located in San Lorenzo in the province of Santa Fé, a fluvial unit and a fuel trading network connected to this refinery, consisting of 360 sales points and associated wholesaler clients.

The offer for the aforementioned assets was approximately US$36. In addition, on the closing date the petroleum inventories and the different products will be sold to Oil Combustibles for approximately US$74. The total amount of the transaction is estimated at around US$110.

The transaction is in the process of approval by the administrative authorities required by the prevailing legislation in Argentina.

The transaction does not consider the sale of the reformer unit that Petrobras Argentina has in its Puerto General San Martín Petrochemical Complex.

  Acquisition of Gás Brasiliano Distribuidora S.A.

On May 26, 2010 Petrobras S.A., through its subsidiary Petrobras Gás S.A. (Gaspetro), entered into an agreement with Enti Nazionale Idrocarburi S.p.A. (ENI) for acquisition of 100% of the shares of Gas Brasiliano Distribuidora S.A. (GBD), for the approximate amount of US$250, subject to adjustments due to the value of the company's working capital on the date of settlement of the transaction.

Transfer of the control will be made only after the conclusion of the transaction, which is subject to approval by the Regulatory Agency for Sanitation and Energy of the State of Sao Paulo (ARSESP).

  Operations in Ecuador

In 2006, the Ecuadorian government began a series of tax and regulatory reforms with respect to hydrocarbon activities, which significantly affected the agreements for participation in exploration blocks. As from November 24, 2010, all the exploration agreements in force until then had to migrate to service agreements.

Petrobras Argentina S.A. (PESA), through Sociedade Ecuador TLC S.A., holds a 30% interest in the exploration agreements for Block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador.

PESA decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

Also in Ecuador, PESA has a Ship or Pay agreement entered into with Oleoducto de Crudos Pesados Ltd (OCP) for transporting oil, which is in force since November 10, 2003 with an effective term of 15 years. On account of the commitments assumed for the transport capacity contracted and not used due to the decrease in the volume of oil traded, it recorded liabilities of US$85 at December 31, 2010.